Property and Equipment - Schedule of Property and Equipment (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Property and Equipment [Line Items]
Property and Equipment	$ 2,682	$ 2,693	$ 2,693
Less: Accumulated Depreciation	(2,655)	(2,656)	(2,591)
Total	27	37	102
Furniture and fixtures [Member]
Schedule of Property and Equipment [Line Items]
Property and Equipment	53	53	53
Lab equipment [Member]
Schedule of Property and Equipment [Line Items]
Property and Equipment	1,086	1,097	1,097
Computer hardware and software [Member]
Schedule of Property and Equipment [Line Items]
Property and Equipment	15	15	15
Leasehold improvements [Member]
Schedule of Property and Equipment [Line Items]
Property and Equipment	788	788	788
Equipment under finance leases [Member]
Schedule of Property and Equipment [Line Items]
Property and Equipment	$ 740	$ 740	$ 740